Capital - Capital Measure (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Group shareholder GWS capital resources	$ 27.6	$ 24.8